Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of accounts receivable, net
	December 31, 2018	December 31, 2017
Accounts receivable	$30,472,846	$24,135,940
Less: Allowance for doubtful accounts	(422,340)	(446,357)
Accounts receivable, net	$30,050,506	$23,689,583

Schedule of changes in allowance for doubtful accounts
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Balance, beginning of the year	$446,357	$-	$22,535
Provision for doubtful accounts	-	429,803	33,993
Uncollectible receivables written-off	-	-	(56,010)
Translation adjustments	(24,017)	16,554	(518)
Balance, end of the year	$422,340	$446,357	$-